Income tax expense - Current And Deferred Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income tax expense
Current tax expense/(benefit)	$ 1,709	$ (1,013)	$ 672
Deferred tax expense	1,744	3,403	2,052
Income tax expense	$ 3,453	$ 2,390	$ 2,724